FINANCIAL EXPENSES OR INCOME (Disclousre of financial income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Expenses Or Income [Abstract]
Interest income on cash and bank deposits	$ 6,217	$ 3,110	$ 1,685
Financial income in respect of change in fair value options	0	148	0
Financial income in respect of shareholders and related companies	224	150	24
Financial income in respect of finance sub-lease	0	0	17
Financial income in respect of exchange rate differences	4,231	0	767
Financial Income	$ 10,672	$ 3,408	$ 2,493